Stock Based Compensation (Details) - Schedule of stock option activity under the Plans - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of stock option activity under the Plans [Abstract]
Number of options Outstanding	3,814,659
Weighted average exercise price Outstanding	$ 2.17
Weighted average remaining contractual life (years) Outstanding	6 years 9 months 18 days	5 years 1 month 6 days
Aggregate intrinsic value Outstanding
Number of options Granted		1,806,229
Weighted average exercise price Granted		$ 2.69
Number of options Exercised
Weighted average exercise price Exercised
Number of options Cancelled		142,500
Weighted average exercise price Cancelled		$ 1.49
Number of options Forfeited		156,710
Weighted average exercise price Forfeited		$ 1.98
Number of options Outstanding	3,814,659	3,814,659
Weighted average exercise price Outstanding	$ 2.17	$ 2.17
Weighted average remaining contractual life (years) Outstanding	6 years 3 months 18 days	6 years 9 months 18 days
Aggregate intrinsic value Outstanding
Number of options Options vested and exercisable	2,830,253	2,320,686
Weighted average exercise price Options vested and exercisable	$ 1.99	$ 1.86
Weighted average remaining contractual life (years) Options vested and exercisable	5 years 3 months 18 days	6 years 10 months 24 days
Aggregate intrinsic value Options vested and exercisable